Financial Assets and Liabilities - Summary of Derivative Financial Instruments (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 PHP (₱)	Dec. 31, 2022 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PHP (₱)
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	1.00	55.82
Net Mark-to- market Gains (Losses)		₱ (1,069,000,000)	₱ (74,000,000)
Transactions Not Designated As Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(881,000,000)	51,000,000
Transactions Not Designated As Hedges [Member] | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(360,000,000)	14,000,000
Transactions Not Designated As Hedges [Member] | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(521,000,000)	37,000,000
Transactions Designated As Hedges
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(188,000,000)	(125,000,000)
Transactions Designated As Hedges | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		(265,000,000)	(178,000,000)
Transactions Designated As Hedges | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Net Mark-to- market Gains (Losses)		₱ 77,000,000	53,000,000
Termination Date Various Dates in January to May 2023 [Member] | US Dollar Liabilities [Member] | Various dates in July to December 2022 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 257,000,000
Trade Date	Various dates inJuly to December 2022	Various dates inJuly to December 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates inJanuary to May 2023	Various dates inJanuary to May 2023
Weighted Average Foreign Exchange Rate		57.16
Notional Amount | $	$ 257,000,000				$ 69,000,000
Net Mark-to- market Gains (Losses)		₱ (353,000,000)	17,000,000
Termination Date Various Dates in February to March 2023 [Member] | US Dollar Liabilities [Member] | Various dates in January 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 96,000,000
Trade Date	Various dates in January 2023	Various dates in January 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in Februaryto March 2023	Various dates in Februaryto March 2023
Weighted Average Foreign Exchange Rate		54.97
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Exchange Options Capped Forward | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 6,000,000
Trade Date	Various dates in October 2021	Various dates in October 2021
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April and May 2022	Various dates in April and May 2022
Weighted Average Foreign Exchange Rate		50.80
Notional Amount | $					6,000,000
Net Mark-to- market Gains (Losses)			(2,000,000)
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Notional Amount | $					2,000,000
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 52,000,000
Trade Date	Various dates in November 2021	Various dates in November 2021
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in April and May 2022	Various dates in April and May 2022
Weighted Average Foreign Exchange Rate		50.38
Termination Date Various Dates in April and May 2022 [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		51.65
Net Mark-to- market Gains (Losses)			(1,000,000)
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 7,000,000
Trade Date	June 10, 2022	June 10, 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	January 9, 2023	January 9, 2023
Weighted Average Foreign Exchange Rate		52.64
Notional Amount				₱ 7,000,000		₱ 4,000,000
Net Mark-to- market Gains (Losses)		₱ (7,000,000)	(1,000,000)
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		52.96
Termination Date January 9, 2023 | US Dollar Liabilities [Member] | June 10, 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		54.00
Termination Date Various Dates in 2021 [Member] | US Dollar Liabilities [Member] | Various dates in 2020 and 2021 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 332,000,000
Trade Date	Various dates in 2020 and 2021	Various dates in 2020 and 2021
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in 2021	Various dates in 2021
Weighted Average Foreign Exchange Rate		49.03
Termination Date Various Dates in January 2022 to June 2023 | US Dollar Liabilities [Member] | Various dates in July to December 2022 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 369,000,000
Trade Date	Various dates in July to December 2022	Various dates in July to December 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in January 2022to June 2023	Various dates in January 2022to June 2023
Weighted Average Foreign Exchange Rate		57.08
Notional Amount | $	$ 369,000,000				116,000,000
Net Mark-to- market Gains (Losses)		₱ (481,000,000)	40,000,000
Termination Date Various Dates in May Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in October 2021 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	52.96	52.96
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various Dates In November 2021 [Member] | Transactions Not Designated As Hedges [Member] | Subsidized Forwards | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	50.38	50.38
Termination Date Various Dates in Two Thousand Twenty Two [Member] | US Dollar Liabilities [Member] | Various dates in November to December 2021 [Member] | Transactions Not Designated As Hedges [Member] | Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	53.37	53.37
Termination Date Various Dates in February to July 2023 | US Dollar Liabilities [Member] | Various Dates in January and February 2023 [Member] | Transactions Not Designated As Hedges [Member] | Forward Foreign Exchange Contracts | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 157,000,000
Trade Date	Various dates in January and February 2023	Various dates in January and February 2023
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in February to July 2023	Various dates in February to July 2023
Weighted Average Foreign Exchange Rate		54.93
Termination Date Various Dates in October 2022 to February 2023 | US Dollar Liabilities [Member] | Various Dates in June 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 71,000,000
Trade Date	Various dates in June 2022	Various dates in June 2022
Underlying Transaction	U.S. Dollar Liabilities	U.S. Dollar Liabilities
Termination Date	Various dates in October 2022 to February 2023	Various dates in October 2022 to February 2023
Weighted Average Foreign Exchange Rate		52.82
Termination Date Various Dates in October 2022 to February 2023 | US Dollar Liabilities [Member] | Various Dates in June 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		53.37
Termination Date Various Dates in October 2022 to February 2023 | US Dollar Liabilities [Member] | Various Dates in June 2022 [Member] | Transactions Not Designated As Hedges [Member] | Foreign Exchange Options Seagull | Smart [Member] | Condition Two
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		54.46
Notional Amount | $	$ 37,000,000				3,000,000
Net Mark-to- market Gains (Losses)		₱ 40,000,000	(2,000,000)
Termination Date February 25, 2022 [Member] | Hundred Term Loan [Member] | April and June 2015 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 150,000,000
Trade Date	April and June 2015	April and June 2015
Underlying Transaction	200 Term Loan	200 Term Loan
Termination Date	February 25, 2022	February 25, 2022
Weighted Average Hedge Cost	2.70%	2.70%
Notional Amount | $					11,000,000
Net Mark-to- market Gains (Losses)			(5,000,000)
Termination Date February 25, 2022 [Member] | US$200M MUFG Bank, Ltd. [Member] | November 2018 to August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 27,000,000
Trade Date	November 2018 to August 2020	November 2018 to August 2020
Underlying Transaction	200 MUFG Bank, Ltd.	200 MUFG Bank, Ltd.
Termination Date	February 25, 2022	February 25, 2022
Weighted Average Hedge Cost	2.15%	2.15%
Weighted Average Foreign Exchange Rate		50.78
Notional Amount | $					5,000,000
Net Mark-to- market Gains (Losses)			2,000,000
Termination Date January 23, 2031 [Member] | US Dollar Liabilities [Member] | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate	49.61	49.61
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 290,000,000
Trade Date	Various dates inJuly 2020 and February to March 2021	Various dates inJuly 2020 and February to March 2021
Underlying Transaction	300M Notes 2031	300M Notes 2031
Termination Date	January 23, 2031	January 23, 2031
Weighted Average Hedge Cost	1.20%	1.20%
Weighted Average Foreign Exchange Rate		49.61
Notional Amount | $	$ 290,000,000				290,000,000
Net Mark-to- market Gains (Losses)		₱ (265,000,000)	(175,000,000)
Termination Date January 23, 2031 [Member] | Three Hundred M Notes Two Thousand Thirty One | Various dates in July 2020 and February to March 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | PLDT [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		55.28
Termination Date December 7, 2021 [Member] | US$100M Mizuho [Member] | February 2016 [Member] | Transactions Designated As Hedges | Interest Rate Swap1 | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 30,000,000
Trade Date	February 2016	February 2016
Underlying Transaction	100 Mizuho	100 Mizuho
Termination Date	December 7, 2021	December 7, 2021
Weighted Average Hedge Cost	2.03%	2.03%
Termination Date December 7, 2021 [Member] | US$100M Mizuho [Member] | February 2019 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 6,000,000
Trade Date	February 2019	February 2019
Underlying Transaction	100 Mizuho	100 Mizuho
Termination Date	December 7, 2021	December 7, 2021
Weighted Average Hedge Cost	2.22%	2.22%
Weighted Average Foreign Exchange Rate		51.83
Termination Date December 7, 2022 [Member] | US$100M Mizuho [Member] | August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 6,000,000
Trade Date	August 2020	August 2020
Underlying Transaction	100 Mizuho	100 Mizuho
Termination Date	December 7, 2022	December 7, 2022
Weighted Average Hedge Cost	1.99%	1.99%
Weighted Average Foreign Exchange Rate		48.64
Notional Amount | $					3,000,000
Net Mark-to- market Gains (Losses)			9,000,000
Termination Date December 7, 2022 [Member] | US$100M Mizuho [Member] | August 2020 [Member] | Transactions Designated As Hedges | Long Term Currency Swaps | Smart [Member] | Condition One
Disclosure of detailed information about financial instruments [Line Items]
Weighted Average Foreign Exchange Rate		48.00
Termination Date December 13, 2030 [Member] | One Hundred and Forty PNB [Member] | February to April 2021 [Member] | Transactions Designated As Hedges | Long Term Foreign Currency Options | Smart [Member]
Disclosure of detailed information about financial instruments [Line Items]
Original Notional Amount | $	$ 109,000,000
Trade Date	February to April 2021	February to April 2021
Underlying Transaction	140 PNB	140 PNB
Termination Date	December 13, 2030	December 13, 2030
Weighted Average Hedge Cost	1.63%	1.63%
Weighted Average Foreign Exchange Rate		53.34
Notional Amount | $	$ 88,000,000				$ 99,000,000
Net Mark-to- market Gains (Losses)		₱ 77,000,000	₱ 44,000,000